Commitments, Option Agreements and Contingencies - Schedule of Contractual Commitments and Obligations (Details)	Dec. 31, 2025 USD ($)
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	$ 341,465
Less than 1 Year [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	341,465
Years 2 – 5 [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations
After 5 Years [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations
Other lease commitments [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	341,465	[1]
Other lease commitments [Member] | Less than 1 Year [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations	341,465	[1]
Other lease commitments [Member] | Years 2 – 5 [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[1]
Other lease commitments [Member] | After 5 Years [Member]
Schedule of Contractual Commitments and Obligations [Line Items]
Total contractual commitments and obligations		[1]

[1]	Lease commitments represent contractual lease payments payable over future periods.